Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents

6.	Cash and cash equivalents

Cash and cash equivalents consist of cash, bank accounts and highly liquid short-term investments that are readily convertible into a known amount of cash, with a maturity of three months or less and subject to an insignificant risk of change in value.

	Rate	2021	2020

Cash and banks – Brazil		100	131
Cash and banks – Abroad	(*)	3,481	3,637
Short-term investments - Brazil	(**)	4,598	4,784
Short-term investments - Abroad	(***)	95	159
		8,274	8,711
(*)	As of December 31, 2021, refers to (i) funds from the Éxito Group, of which R$126 are denominated in Argentina pesos, R$366 are denominated in Uruguayan pesos and R$2,905 in Colombian pesos (R$100 in Argentine pesos, R$382 in Uruguayan pesos and R$3,028 in Colombian pesos on December 31, 2020); (ii) including R$84 deposited in the United States of America in US Dollars (R$127 on December 31, 2020)
(**)	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 93.51% (96.93% on December 31, 2020) of the Brazilian Interbank Deposit Certificate (“CDI”), maturing in 90 days or less and which are subject to an insignificant change in value.
(***)	Refers to funds invested abroad, of which R$1 are denominated in Uruguayan pesos and R$94 are denominated in Colombia pesos (R$12 in Argentina, R$1 in Uruguay and R$146 in Colombia on December 31, 2020), maturing in 90 days or less and which are subject to an insignificant change in value